Annual Fund Operating Expenses - SA Multi-Managed Large Cap Value Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.79%
Class 2
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.94%
Class 3
Operating Expenses:
Management Fees	0.75%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.04%